Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 296,938,000	$ 149,734,000	$ 2,021,000	$ 21,724,000	$ 1,772,000	$ 1,714,000	$ 473,903,000
Ceiba Field [Member]
Total		14,213,000		7,995,000			22,208,000
Okume Complex Field [Member]
Total		20,351,000		$ 13,729,000			34,080,000
Equatorial Guinea Block S [Member]
Total			32,000			206,000	238,000
Equatorial Guinea Block 21 [Member]
Total						206,000	206,000
Equatorial Guinea Block 24 [Member]
Total			89,000			206,000	295,000
Company Level - Kosmos Equatorial Guinea, Inc. [Member]
Total	33,786,000		7,000				33,793,000
Company Level - Kosmos Energy Equatorial Guinea [Member]
Total	220,000		7,000				227,000
Jubilee [Member]
Total		51,662,000					51,662,000
TEN [Member]
Total		5,584,000					5,584,000
West Cape Three Points [Member]
Total			207,000				207,000
Deepwater Tano [Member]
Total			207,000				207,000
Company Level Ghana [Member]
Total	175,262,000					250,000	175,512,000
Company Level - Kosmos Energy Ghana Investments [Member]
Total	77,900,000						77,900,000
Company Level Mauritania [Member]
Total	595,000					3,000	598,000
Block 5 [Member]
Total						163,000	163,000
Company Level Sao Tome and Principe [Member]
Total	57,000						57,000
Company Level Senegal (1) [Member]
Total						310,000	359,000
Company Level Senegal (2) [Member]
Total						349,000	349,000
Company Level Senegal (3) [Member]
Total	775,000					$ 21,000	796,000
Mississippi Canyon [Member]
Total		37,765,000	213,000				37,978,000
De Soto Canyon [Member]
Total			247,000				247,000
Garden Banks [Member]
Total		449,000	92,000				541,000
Green Canyon [Member]
Total		$ 19,710,000	63,000				19,773,000
Keathley Canyon [Member]
Total			607,000		$ 1,772,000		2,379,000
Walker Ridge [Member]
Total			156,000				156,000
Company Level United States [Member]
Total	5,189,000		$ 45,000				5,234,000
Company Level United Kingdom [Member]
Total	$ 3,154,000						$ 3,154,000